Barclays Bank PLC parent condensed balance sheet (Tables)	6 Months Ended
Jun. 30, 2020
Barclays Bank PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Barclays Bank PLC condensed balance sheet
	As at	As at
	30.06.20	31.12.19
Assets	£m	£m
Cash and balances at central banks	128,461	112,287
Cash collateral and settlement balances	115,391	75,822
Loans and advances at amortised cost	186,606	161,663
Reverse repurchase agreements and other similar secured lending	22,926	4,939
Trading portfolio assets	73,646	79,079
Financial assets at fair value through the income statement	187,575	162,500
Derivative financial instruments	304,807	229,338
Financial assets at fair value through other comprehensive income	53,475	43,760
Investment in associates and joint ventures	16	119
Investment in subsidiaries	16,653	16,105
Goodwill and intangible assets	114	115
Property, plant and equipment	419	426
Current tax assets	1,045	946
Deferred tax assets	1,203	1,115
Retirement benefit assets	2,797	2,062
Other assets	1,234	845
Total assets	1,096,368	891,121

Liabilities
Deposits at amortised cost	268,286	240,631
Cash collateral and settlement balances	94,744	59,448
Repurchase agreements and other similar secured borrowing	9,778	9,185
Debt securities in issue	34,926	19,883
Subordinated liabilities	36,937	33,205
Trading portfolio liabilities	53,953	45,130
Financial liabilities designated at fair value	234,510	207,765
Derivative financial instruments	306,288	225,607
Current tax liabilities	287	221
Deferred tax liabilities	1,083	80
Retirement benefit liabilities	105	104
Other liabilities	3,297	2,807
Provisions	885	630
Total liabilities	1,045,079	844,696

Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	11,089	11,089
Other reserves	2,763	678
Retained earnings	35,089	32,310
Total equity	51,289	46,425

Total liabilities and equity	1,096,368	891,121